Background	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Background
(1)	Background

Recro Pharma, Inc., or the Company, was incorporated in Pennsylvania as Recro Pharma I, Inc. on November 15, 2007 (inception). The Company changed its name to Recro Pharma, Inc. on August 31, 2008. The Company is a clinical stage specialty pharmaceutical company developing non-opioid therapeutics for the treatment of pain, initially for acute pain following surgery. The Company operates in one segment and has its principal offices in Malvern, Pennsylvania.

(1)	Background

Recro Pharma, Inc. (the Company) is a development-stage company that was incorporated in Pennsylvania as Recro Pharma I, Inc. on November 15, 2007 (inception). The Company changed its name to Recro Pharma, Inc. on August 31, 2008. The Company is a specialty pharmaceutical company, which is developing solutions for managing serious pain and related conditions. The Company operates in one segment and has its principal offices in Malvern, Pennsylvania.